Recoverable taxes (Tables)	12 Months Ended
Dec. 31, 2022
Recoverable taxes
Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2022	12/31/2021
ICMS – State VAT (a.1)	1,312,990	893,206
PIS and COFINS – Federal VAT (a.2)	2,410,736	1,177,513
Valued-added tax of foreign subsidiaries	-	179
Others	59,545	37,127
Total	3,783,271	2,108,025
Current	1,610,312	1,061,227
Non-current	2,172,959	1,046,798

Schedule of estimated recovery of ICMS credits

The estimated recovery of ICMS credits is stated as follows:

Up to 1 year	568,748
From 1 to 2 years	278,500
From 2 to 3 years	197,252
From 3 to 5 years	268,490
Total recoverable ICMS, net of provision	1,312,990

Summary of Recoverable Income Tax and Social Contribution Taxes

Relates to IRPJ and CSLL to be recovered by the Company and its subsidiaries, arising from the tax advances of previous years, as well as referring to lawsuits on the non-levy of IRPJ and CSLL on the monetary variation (SELIC) in the repetition of undue payments, The Management estimating the realization of these credits within up to 5 years.

	12/31/2022	12/31/2021
IRPJ and CSLL	499,517	447,191
Current	96,134	291,833
Non-current	403,383	155,358